FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [ ] ;  Amendment Number:

 This Amendment (Check one only):           [ ]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 584-2366

Signature, Place, and Date of Signing:

/s/ John S. Orrico      New York, New York         4/28/2008
------------------      ------------------         ---------
   [Signature]            [City, State]             [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         62

Form 13F Information Table Value Total:                $   139,040
                                                       (thousands)


List of Other Included Managers:

                                      NONE

   COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
   --------                      --------      --------   -------- -------------------  ----------  -------- -------------------
                                                           FAIR
                                                           MARKET  SHARES OR
                                 TITLE OF      CUSIP       VALUE   PRINCIPAL SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS         NUMBER     (000'S)  AMOUNT    PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
ASE TEST LTD                     ORD           Y02516105   6171    424148    SH          SOLE                424148
ABITIBIBOWATER INC               COM           003687100     81       102    SH   CALL   SOLE                102
ALLIANCE DATA SYSTEMS CORP       COM           018581108    214      4510    SH          SOLE                4510
ALLIANCE DATA SYSTEMS CORP       COM           018581108    115       496    SH   CALL   SOLE                496
ALLIANCE DATA SYSTEMS CORP       COM           018581108     22       199    SH   CALL   SOLE                199
ALLSCRIPTS HEALTHCARE SOLUTI     COM           01988P108     26      2500    SH          SOLE                2500
AMCOMP INC                       COM           02342J101   4408    360708    SH          SOLE                360708
AMERICAN FINL RLTY TR            COM           02607P305   5190    646278    SH          SOLE                646278
BEA SYS INC                      COM           073325102   8896    464562    SH          SOLE                464562
BLADELOGIC INC                   COM           09265M102   2806    100048    SH          SOLE                100048
BRONCO DRILLING CO INC           COM           112211107   7860    487887    SH          SOLE                487887
CIT GROUP INC                    COM           125581108    349     29414    SH          SOLE                29414
CIT GROUP INC                    COM           151020104     67       223    SH   CALL   SOLE                223
CELGENE CORP                     COM           151020104     35        50    SH   CALL   SOLE                50
CELGENE CORP                     COM           151020104      8        25    SH   CALL   SOLE                25
CELGENE CORP                     COM           151020104      5        50    SH   CALL   SOLE                50
CELGENE CORP                     COM           151020104      7       104    SH   PUT    SOLE                104
CHOICEPOINT INC                  COM           170388102   3665     77004    SH          SOLE                77004
CLEAR CHANNEL COMMUNICATIONS     COM           184502102   4315    147664    SH          SOLE                147664
CLEAR CHANNEL COMMUNICATIONS     COM           184502102     48       496    SH   CALL   SOLE                496
CLEAR CHANNEL COMMUNICATIONS     COM           184502102     56       347    SH   CALL   SOLE                347
CLEAR CHANNEL COMMUNICATIONS     COM           184502102     76       200    SH   PUT    SOLE                200
CLEAR CHANNEL COMMUNICATIONS     COM           184502102    250      1009    SH   PUT    SOLE                1009
COLLAGENEX PHARMACEUTICALS I     COM           19419B100   3593    216843    SH          SOLE                216843
CONSOL ENERGY INC                COM           20854P109    408      5900    SH          SOLE                5900
DIEBOLD INC                      COM           253651103   2392     63692    SH          SOLE                63692
DIEBOLD INC                      COM           253651103     33       298    SH   PUT    SOLE                298
GMH CMNTYS TR                    COM           36188G102    172     19871    SH          SOLE                19871
GOLDLEAF FINANCIAL SOLUTIONS     COM NEW       38144H208   1039    509533    SH          SOLE                509533
GRANT PRIDECO INC                COM           38821G101   2758     56026    SH          SOLE                56026
HLTH CORPORATION                 COM           40422Y101   3420    358440    SH          SOLE                358440
HUNTSMAN CORP                    COM           447011107   7081    300687    SH          SOLE                300687
I-TRAX INC                       COM NEW       45069D203   1484    277413    SH          SOLE                277413
INDUSTRIAL DISTR GROUP INC       COM           456061100   1158    115296    SH          SOLE                115296
placeINVERNESS MED INNOVATIONS INC             46126P106   2314     76873    SH          SOLE                76873
MANATRON INC                     COM           562048108   1580    132101    SH          SOLE                132101
MATRIA HEALTHCARE INC            COM NEW       576817209   5107    229016    SH          SOLE                229016
MEADOWBROOK INS GROUP INC        COM           58319P108      4       100    SH   PUT    SOLE                100
NATIONAL MED HEALTH CARD SYS     COM NEW       636918302   1624    159532    SH          SOLE                159532
NATIONWIDE FINL SVCS INC         CL A          636612101   1888     39934    SH          SOLE                39934
ON SEMICONDUCTOR CORP            COM           682189105    251     44238    SH          SOLE                44238
ORAGENICS INC                    COM           684023104     39     95500    SH          SOLE                95500
PERFORMANCE FOOD GROUP CO        COM           713755106    981     30024    SH          SOLE                30024
POSSIS MEDICAL INC               COM           737407106   3347    171805    SH          SOLE                171805
PROCENTURY CORP                  COM           74268T108    949     52708    SH          SOLE                52708
PUGET ENERGY INC NEW             COM           745310102   6408    247690    SH          SOLE                247690
SPDR TR                          UNIT SER 1    78462F103    918      6956    SH          SOLE                6956
SIGMATEL INC                     COM           82661W107   1173    405721    SH          SOLE                405721

   COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
   --------                      --------      --------   -------- -------------------  ----------  -------- -------------------
                                                           FAIR
                                                           MARKET  SHARES OR
                                 TITLE OF      CUSIP       VALUE   PRINCIPAL SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS         NUMBER     (000'S)  AMOUNT    PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
SIRIUS SATELLITE RADIO INC       COM           82966U103     20       566    SH   PUT    SOLE                566
TAKE-TWO INTERACTIVE SOFTWAR     COM           874054109   5221    204572    SH          SOLE                204572
TAKE-TWO INTERACTIVE SOFTWAR     COM           874054109     83       497    SH   PUT    SOLE                497
TAKE-TWO INTERACTIVE SOFTWAR     COM           874054109     48       497    SH   PUT    SOLE                497
3COM CORP                        COM           885535104   1607    701918    SH          SOLE                701918
TORONTO DOMINION BK ONT          COM NEW       891160509   5954     97041    SH          SOLE                97041
TRANE INC                        COM           892893108   6879    149872    SH          SOLE                149872
SELECT SECTOR SPDR TR            SBI INT-FINL  89369Y605    296     11893    SH          SOLE                11893
UAP HLDG CORP                    COM           903441103   7209    188020    SH          SOLE                188020
US BIOENERGY CORP                COM           90342V109    606    102695    SH          SOLE                102695
WASTE INDUSTRIES USA INC         COM           941057101  11353    314057    SH          SOLE                314057
XM SATELLITE RADIO HLDGS INC     CL A          983759101   2453    211114    SH          SOLE                211114
XM SATELLITE RADIO HLDGS INC     CL A          983759101     12       293    SH   CALL   SOLE                293
YAHOO INC                        COM           984332106   2508     86692    SH          SOLE                86692